Deposit With Futures Broker, Net (Details) - Dec. 31, 2025	USD ($)	JPY (¥)
Deposit With Futures Broker, Net [Abstract]
Margin deposit	$ 760,000
Accumulated trading losses	700,631	¥ 109,875,291
Net amount	59,368
Derivative assets or liabilities